Pension and Other Benefit Programs (Change to US Operations SERP Benefit Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actuarial gain	$ (12)	$ 35
Change in benefit obligation:
Interest cost	8	8
Defined Benefit Plan SERP Benefit Obligation Net Periodic Benefit Cost [Abstract]
Interest cost	8	8
Aggregate pension expense (benefit)	2	3
US Operations SERP
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actuarial gain	(3)	8
Change in benefit obligation:
Benefit obligation at acquisition date	73	73
Interest cost	2	3
Benefit obligation at year end	61	73
Funded status	(61)	(73)
Amounts recognized in the accompanying consolidated balance sheet:
Current liabilities	(9)	(11)
Non-current liabilities	(52)	(62)
Defined Benefit Plan SERP Benefit Obligation Net Periodic Benefit Cost [Abstract]
Interest cost	2	3
Defined Benefit Plan SERP Benefit Obligation Estimated Future Benefit Payments [Abstract]
Benefits paid	(11)	$ (11)
SERP
Defined Benefit Plan SERP Benefit Obligation Estimated Future Benefit Payments [Abstract]
2014	9
2015	8
2016	7
2017	5
2018	5
Next 5 years	$ 19